Summary of Option Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Outstanding at beginning of period	9,239,166
Granted	1,377,121
Exercised	(31,196)
Forfeited or expired	(1,656,232)
Outstanding at end of period	8,928,859	9,239,166
Vested or expected to vest at end of period	5,154,858
Exercisable at end of period	2,865,982
Weighted-Average Exercise Price per Share
Outstanding at beginning of period	$ 16.11
Granted	16.46	$ 16.46
Exercised	9.00
Forfeited or expired	16.46
Outstanding at end of period	16.13	$ 16.11
Vested or expected to vest at end of period	15.88
Exercisable at end of period	$ 15.43
Weighted-Average Remaining Contractual Term (Years)
Outstanding at end of period	5 years 10 months 24 days	6 years 3 months 18 days
Vested or expected to vest at end of period	4 years 10 months 24 days
Exercisable at end of period	3 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at beginning of period	$ 3,197,576
Outstanding at end of period	2,964,949	$ 3,197,576
Vested or expected to vest at end of period	2,964,949
Exercisable at end of period	$ 2,964,949